BBH TRUST

BBH SELECT SERIES – MID CAP FUND

Retail Class Shares (BBMRX)

Class I Shares (BBMIX)

SUPPLEMENT DATED MAY 25, 2021 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 24, 2021

The following information supplements, and, to the extent inconsistent therewith, supersedes, certain information in the Prospectus and Statement of Additional Information.

The BBH Select Series – Mid Cap Fund (the “Fund”) does not currently offer Retail Class shares for purchase by investors. The Fund may offer Retail Class shares for purchase in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.